Equity method investment (Details) $ in Thousands, kr in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2024 USD ($) shares	Aug. 31, 2024 NOK (kr) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Equity Method Investments Roll Forward [Roll Forward]
Opening balance			$ 0
Additions			305	$ 0	$ 0
Share options expense to employees of acquiree			30
Loss from equity method investment			(11)	0	$ 0
Ending balance			$ 324	$ 0
2020 Bulkers Management AS
Equity Method Investments Roll Forward [Roll Forward]
Additions	$ 300	kr 3.2
Shares acquired (in shares) | shares	12,000	12,000
Ownership percentage	40.00%	40.00%